Condensed Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,515,175	$ 1,654,171	$ 1,740,989
Accounts receivable, net	243,937	445,892	433,856
Inventory, net	149,278	190,854	109,073
Prepaid expenses and other current assets	184,558	152,502	265,196
Total Current Assets	2,092,948	2,443,419	2,549,114
Property and equipment, net	211,650	262,480	466,772
Intangible assets, net	87,167	94,328	185,117
Other Assets	33,741	33,741	27,501
Total Assets	2,425,506	2,833,968	3,228,504
Current Liabilities:
Accounts payable	453,738	609,957	485,401
Accrued expenses	338,054	369,383	177,943
Convertible promissory note	322,000	322,000	322,000
Total Current Liabilities	1,113,792	1,301,340	985,344
Long-term portion of convertible notes	3,928,860	2,573,979	0
Total Liabilities	5,042,652	3,875,319	985,344
Commitments and Contingencies
Stockholders' Deficit:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, zero and zero shares issued and outstanding at March 31, 2015 and December 31, 2014 respectively	0	0
Common stock, $.0001 par value; 200,000,000 and 100,000,000 shares authorized; 66,652,053 and 64,818,243 shares issued and outstanding at 2015 and 2014, respectively	6,667	6,482	5,240
Additional paid-in capital	29,968,625	28,966,269	21,948,920
Stock subscription receivable			(175,000)
Accumulated other comprehensive income (loss)	(1,584)	(2,236)	1,268
Accumulated deficit	(32,590,854)	(30,011,866)	(19,505,767)
Total Stockholders' Deficit	(2,617,146)	(1,041,351)	2,274,661
Less: Treasury Stock, at cost, 23,334 shares			(31,501)
Total Stockholders' Equity (Deficit)		(1,041,351)	2,243,160
Total Liabilities and Stockholders' Deficit	$ 2,425,506	$ 2,833,968	$ 3,228,504